OTHER NON-CURRENT ASSETS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Building	Dec. 31, 2017 USD ($) Building
OTHER NON-CURRENT ASSETS [Abstract]
Fixture, Furniture and Equipment	$ 128	$ 169
Arrangement fees Backstop facility and Newbuildings	0	15,484
Other	83	316
Total	$ 211	$ 15,969
Number of new buildings | Building	3	3